Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000015930
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Hawaii Municipal Bond Fund, Class I Shares
Without Sales Load [Member] | C000015930
Average Annual Return [Line Items]
Average Annual Return, Percent	1.53%	0.29%	1.36%
Without Sales Load [Member] | C000015931
Average Annual Return [Line Items]
Average Annual Return, Percent	1.18%	0.02%	1.10%
Bloomberg US Municipal Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Municipal Bond Index (USD)
Average Annual Return, Percent	1.05%	0.99%	2.25%
Bloomberg US Municipal Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Municipal Bond Index (USD)
Average Annual Return, Percent	1.05%	0.99%	2.25%
ICE BofA 1-22 Year US Municipal Securities Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-22 Year US Municipal Securities Index (USD)
Average Annual Return, Percent	1.44%	1.17%	2.18%
Bloomberg Hawaii Municipal Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Hawaii Municipal Index (TR) (USD)
Average Annual Return, Percent	1.02%	0.76%	1.98%
ICE BofA 1-22 Year US Municipal Securities Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-22 Year US Municipal Securities Index (USD)
Average Annual Return, Percent	1.44%	1.17%	2.18%
Bloomberg Hawaii Municipal Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Hawaii Municipal Index (TR) (USD)
Average Annual Return, Percent	1.02%	0.76%	1.98%